UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity® Commodity Strategy Fund

October 31, 2010

1.899314.101

FCR-QTLY-1210

Consolidated Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 3.6%
	Principal Amount	Value
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f) (Cost $2,500,000)	$ 2,500,000	$ 3,115,786
U.S. Treasury Obligations - 7.4%

U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 11/26/10 to 12/23/10 (c)(d) (Cost $6,498,823)	6,500,000	6,498,917
Money Market Funds - 85.0%
	Shares
Fidelity Cash Central Fund, 0.23% (a) (Cost $74,050,242)	74,050,242	74,050,242
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $83,049,065)		83,664,945
NET OTHER ASSETS (LIABILITIES) - 4.0%		3,469,153
NET ASSETS - 100%		$ 87,134,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
2 CME Lean Hogs Contracts	Dec. 2010	$ 52,960	$ (6,229)
2 CME Live Cattle Contracts	Dec. 2010	79,060	(89)
1 COMEX Copper Contracts	Dec. 2010	93,338	(979)
1 NYMEX Heating Oil Contracts	Jan. 2011	95,000	(2,642)
5 NYMEX Natural Gas Contracts	Dec. 2010	213,250	(1,321)
1 NYMEX RBOB Gasoline Contracts	Jan. 2011	86,864	(3,280)
4 NYMEX WTI Crude Contracts	Dec. 2010	328,600	(7,577)
TOTAL COMMODITY FUTURES CONTRACTS		$ 949,072	$ (22,117)

The face value of futures purchased as a percentage of net assets is 1.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	$ 5,200,000	$ 347,130
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2010	5,000,000	333,779
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2010	150,000	7,521
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	1,000,000	2,790
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	110,000	5,810
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	265,000	2,231
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2011	19,000,000	1,670,440
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	11,600,000	116,133
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	300,000	2,157
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	$ 2,900,000	$ 415,319
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	14,600,000	217,086
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	14,600,000	217,086
		$ 74,725,000	$ 3,337,482
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,115,786 or 3.6% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $104,983.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,840,205.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,328
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Cayman Ltd.	$ 16,018,481	$ -	$ 5,000,002	$ -	$ 17,760,033
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 6,498,917	$ -	$ 6,498,917	$ -
Commodity-Linked Notes	3,115,786	-	3,115,786	-
Money Market Funds	74,050,242	74,050,242	-	-
Total Investments in Securities:	$ 83,664,945	$ 74,050,242	$ 9,614,703	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 3,337,482	$ -	$ 3,337,482	$ -
Liabilities
Futures Contracts	$ (22,117)	$ (22,117)	$ -	$ -
Total Derivative Instruments:	$ 3,315,365	$ (22,117)	$ 3,337,482	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $83,049,064. Net unrealized appreciation aggregated $615,881, all of which was related to appreciated investment securities.

Investment in Subsidiary

The Fund invests in commodity-linked derivative instruments through its investment in Fidelity Commodity Return Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of October 31, 2010, the Fund held $17,760,033 in the Subsidiary, representing 20.4% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Series Commodity
Strategy Fund

October 31, 2010

1.899304.101

SCR-S-QTLY-1210

Consolidated Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 5.3%
	Principal Amount	Value
AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 10,000,000	$ 12,264,142
Note, three-month U.S. dollar LIBOR minus .27% due 1/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	13,317,774
Note, three-month U.S. dollar LIBOR minus .27% due 10/3/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	14,151,355
Note, three-month U.S. dollar LIBOR minus .27% due 5/17/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	32,384,226
Note, three-month U.S. dollar LIBOR minus .27% due 6/23/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	15,000,000	23,842,882
Note, three-month U.S. dollar LIBOR minus .27% due 8/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	14,950,412
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/29/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	35,000,000	43,794,459
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 4/27/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	32,581,742
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	36,361,337
Commodity-Linked Notes - continued
	Principal Amount	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 3/10/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 20,000,000	$ 28,743,803
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	14,948,412
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	12,291,512
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	12,385,360
Note, three-month U.S. dollar LIBOR minus .20% due 5/26/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	12,000,000	15,116,313
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 1/18/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	12,277,727
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	12,372,099
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 4/5/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	13,495,772
Note, three-month U.S. dollar LIBOR minus .16% due 10/17/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	12,684,827
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	5,000,000	6,543,174
Commodity-Linked Notes - continued
	Principal Amount	Value
Deutsche Bank AG London Branch: - continued
Note, three-month U.S. dollar LIBOR minus .16% due 6/14/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 10,000,000	$ 14,392,542
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	7,200,000	8,973,463
TOTAL COMMODITY-LINKED NOTES (Cost $289,200,000)		387,873,333
U.S. Treasury Obligations - 2.8%

U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 11/4/10 to 12/2/10 (c)(d) (Cost $209,984,392)	210,000,000	209,987,711
Money Market Funds - 85.3%
	Shares
Fidelity Cash Central Fund, 0.23% (a) (Cost $6,316,441,393)	6,316,441,393	6,316,441,393
TOTAL INVESTMENT PORTFOLIO - 93.4% (Cost $6,815,625,785)		6,914,302,437
NET OTHER ASSETS (LIABILITIES) - 6.6%		491,103,527
NET ASSETS - 100%		$ 7,405,405,964
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
505 CBOT Corn Contracts	Dec. 2010	$ 14,695,500	$ 3,696,067
229 CBOT Soybean Contracts	Jan. 2011	14,152,200	1,053,939
183 CBOT Soybean Oil Contracts	Jan. 2011	5,451,570	374,582
252 CBOT Wheat Contracts	Dec. 2010	9,037,350	(5,821)
117 CME Lean Hogs Contracts	Dec. 2010	3,098,160	(409,152)
155 CME Live Cattle Contracts	Dec. 2010	6,127,150	(57,216)
133 COMEX Copper Contracts	Dec. 2010	12,413,888	1,145,472
120 COMEX Gold Contracts	Dec. 2010	16,291,200	1,466,115
53 COMEX Silver Contracts	Dec. 2010	6,509,460	1,433,005
72 ICE Coffee Contracts	Nov. 2010	5,493,150	773,750
148 LME Aluminum Contracts	Jan. 2011	8,680,200	(182,340)
32 LME Nickel Contracts	Jan. 2011	4,413,504	(230,920)
69 LME Zinc Contracts	Jan. 2011	4,177,950	155,493
82 NYBOT Cotton No. 2 Contracts	Nov. 2010	5,135,660	1,721,605
136 NYBOT Sugar Contracts	March 2011	4,435,558	1,045,715
58 NYMEX Heating Oil Contracts	Jan. 2011	5,509,988	(110,614)
297 NYMEX Natural Gas Contracts	Dec. 2010	12,667,050	(109,652)
58 NYMEX RBOB Gasoline Contracts	Jan. 2011	5,038,135	(111,979)
256 NYMEX WTI Crude Contracts	Dec. 2010	21,030,400	(258,358)
TOTAL COMMODITY FUTURES CONTRACTS		$ 164,358,073	$ 11,389,691

The face value of futures purchased as a percentage of net assets is 2.2%
Swap Agreements
		Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	$ 8,000,000	$ 1,443,659
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	73,500,000	12,131,888
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Dec. 2099	$ 25,000,000	$ 4,126,492
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	40,000,000	6,353,074
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	35,000,000	4,546,029
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	53,000,000	4,368,510
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2011	20,000,000	2,034,247
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	25,000,000	2,674,939
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	25,000,000	2,674,939
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	20,000,000	2,153,101
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	20,000,000	2,153,101
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	$ 25,000,000	$ 3,458,397
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Feb. 2011	25,000,000	3,458,397
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	20,000,000	1,747,979
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	25,000,000	2,256,521
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	35,000,000	2,355,630
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	30,000,000	2,183,730
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	21,000,000	1,401,870
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	10,000,000	501,104
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	33,000,000	1,470,205
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	$ 32,000,000	$ 1,425,653
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	25,000,000	1,029,928
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	25,000,000	1,029,928
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	35,000,000	293,976
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	35,000,000	293,976
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	March 2011	45,000,000	1,190,716
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	April 2011	50,000,000	280,879
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	25,000,000	1,820,816
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2011	25,000,000	1,820,816
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	$ 25,000,000	$ 1,669,907
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	25,000,000	1,569,334
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	20,000,000	1,001,731
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	10,000,000	528,175
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2010	11,000,000	596,109
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2010	15,000,000	752,138
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	April 2011	20,000,000	1,269,509
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Jan. 2011	40,000,000	1,783,645
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	35,000,000	1,560,689
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	$ 35,000,000	$ 1,560,689
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	40,000,000	1,648,892
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	April 2011	25,000,000	1,293,337
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	25,000,000	69,742
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	April 2011	30,000,000	294,575
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	March 2011	30,000,000	794,139
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Feb. 2011	20,000,000	386,989
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	April 2011	14,000,000	78,698
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	57,000,000	5,168,730
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	$ 20,000,000	$ 2,036,000
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	20,000,000	2,036,000
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	25,000,000	2,726,839
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	25,000,000	2,726,839
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	25,000,000	3,016,696
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	25,000,000	3,016,696
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	20,000,000	2,768,164
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	30,000,000	3,569,386
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	30,000,000	3,569,386
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	$ 25,000,000	$ 3,139,393
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	10,000,000	1,255,757
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	25,000,000	3,139,393
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	30,000,000	3,073,530
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	30,000,000	3,073,530
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	31,000,000	2,816,243
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	20,000,000	1,749,119
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	20,000,000	1,749,119
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	$ 20,000,000	$ 1,806,313
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	25,000,000	2,257,891
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	25,000,000	2,257,891
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	20,000,000	1,806,313
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	30,000,000	2,573,450
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	27,000,000	2,316,105
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	35,000,000	2,357,356
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	16,000,000	1,047,622
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	30,000,000	2,184,980
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	$ 25,000,000	$ 1,320,439
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Dec. 2010	25,000,000	1,320,439
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	30,000,000	1,722,374
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	35,000,000	2,009,436
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	30,000,000	1,337,339
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	30,000,000	453,815
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	27,000,000	408,434
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	13,000,000	109,433
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	5,000,000	14,599
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	$ 28,000,000	$ 201,510
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	20,000,000	124,193
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	30,000,000	168,638
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Jan. 2011	30,000,000	168,638
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2011	34,000,000	93,059
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2011	34,000,000	93,059
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2011	20,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2011	40,000,000	0
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	$ 27,000,000	$ 2,409,771
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	41,000,000	4,169,308
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	30,000,000	3,451,010
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	20,000,000	2,300,673
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	20,000,000	2,300,673
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	30,000,000	3,430,234
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	20,000,000	2,767,441
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	30,000,000	3,346,350
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	15,000,000	1,673,175
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	$ 25,000,000	$ 2,788,625
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	15,000,000	1,673,175
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	31,000,000	2,815,292
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	30,000,000	2,618,836
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	30,000,000	2,618,836
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	20,000,000	1,805,765
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	20,000,000	1,805,765
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	11,000,000	835,768
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	35,000,000	2,233,369
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	$ 35,000,000	$ 2,233,369
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	32,000,000	2,329,979
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	25,000,000	1,669,400
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	15,000,000	941,304
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	25,000,000	1,354,369
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	32,000,000	1,585,993
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2010	32,000,000	1,585,993
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	30,000,000	1,903,852
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	20,000,000	891,296
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	$ 25,000,000	$ 377,892
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	35,000,000	350,402
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	34,000,000	43,308
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2011	35,000,000	44,582
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Feb. 2011	15,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	10,000,000	1,804,245
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	25,000,000	4,684,058
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	40,000,000	6,604,865
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	50,000,000	7,726,949
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2010	$ 45,000,000	$ 5,847,335
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2011	53,000,000	4,659,649
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2011	20,000,000	2,035,124
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	30,000,000	3,264,697
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2011	25,000,000	2,720,581
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2011	25,000,000	2,720,581
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	10,000,000	1,150,945
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	25,000,000	2,692,363
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	30,000,000	3,230,835
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	$ 22,000,000	$ 2,516,789
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	22,000,000	2,516,789
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	20,000,000	2,767,441
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	7,000,000	780,815
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	8,000,000	819,358
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	23,000,000	2,007,774
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	40,000,000	3,611,529
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	38,000,000	2,661,134
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	28,000,000	2,038,731
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2011	$ 10,000,000	$ 627,536
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	25,000,000	1,354,369
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	March 2011	20,000,000	1,083,495
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	April 2011	30,000,000	1,336,945
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	April 2011	25,000,000	69,545
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	April 2011	25,000,000	69,545
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Feb. 2011	35,000,000	677,077
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	April 2011	35,000,000	677,077
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	60,000,000	7,011,983
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	$ 49,000,000	$ 4,200,447
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	35,000,000	3,561,466
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	20,000,000	2,257,415
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	15,000,000	1,860,574
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	30,000,000	3,721,148
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	20,000,000	2,767,441
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	13,000,000	1,612,498
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	25,000,000	3,281,300
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	25,000,000	3,281,300
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	$ 30,000,000	$ 2,708,647
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	20,000,000	1,805,765
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	35,000,000	2,659,262
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Sept. 2010	30,000,000	2,279,368
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	33,000,000	2,310,984
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	25,000,000	1,782,220
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	20,000,000	1,425,776
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	17,000,000	851,145
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	20,000,000	1,001,347
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2010	$ 35,000,000	$ 1,754,400
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	12,000,000	761,541
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	35,000,000	519,894
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	40,000,000	594,165
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	20,000,000	200,230
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	50,000,000	359,537
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	27,000,000	384,291
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	25,000,000	355,825
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Feb. 2011	35,000,000	315,651
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2011	$ 40,000,000	$ 360,743
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	10,000,000	1,471,533
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	50,000,000	8,517,560
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	20,000,000	3,935,591
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	20,500,000	4,069,830
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	30,000,000	5,955,849
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	45,000,000	8,344,054
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	10,000,000	1,429,879
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	30,000,000	4,553,883
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	$ 40,000,000	$ 6,522,991
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	40,000,000	6,522,991
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	17,000,000	2,613,016
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	35,000,000	5,780,340
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	16,500,000	2,608,053
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	45,000,000	6,783,335
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	50,000,000	6,501,108
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	20,000,000	2,864,268
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	30,000,000	3,054,658
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	$ 20,000,000	$ 2,768,526
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	20,000,000	2,768,526
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	25,000,000	3,585,266
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	25,000,000	3,585,266
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	40,000,000	3,613,173
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	35,000,000	2,496,345
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	March 2011	25,000,000	1,355,006
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Feb. 2011	25,000,000	1,355,006
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	25,000,000	1,355,006
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	$ 30,000,000	$ 1,337,536
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	27,000,000	1,396,967
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	25,000,000	1,293,488
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	30,000,000	186,363
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	April 2011	27,000,000	167,727
		$ 5,807,500,000	$ 468,216,428
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $387,873,333 or 5.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,724,138.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $152,404,289.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,262,776
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 657,942,087	$ 264,999,981	$ 180,000,018	$ -	$ 1,293,420,262
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 209,987,711	$ -	$ 209,987,711	$ -
Commodity-Linked Notes	387,873,333	-	387,873,333	-
Money Market Funds	6,316,441,393	6,316,441,393	-	-
Total Investments in Securities:	$ 6,914,302,437	$ 6,316,441,393	$ 597,861,044	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,865,743	$ 12,865,743	$ -	$ -
Swap Agreements	468,216,428	-	468,216,428	-
Total Assets	$ 481,082,171	$ 12,865,743	$ 468,216,428	$ -
Liabilities
Futures Contracts	$ (1,476,052)	$ (1,476,052)	$ -	$ -
Total Derivative Instruments:	$ 479,606,119	$ 11,389,691	$ 468,216,428	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $6,815,626,389. Net unrealized appreciation aggregated $98,676,048, all of which was related to appreciated investment securities.

Investment in Subsidiary

The Fund invests in commodity-linked derivative instruments through its investment in Fidelity Series Commodity Return Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of October 31, 2010, the Fund held $1,293,420,262 in the Subsidiary, representing 17.5% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010